General (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General (Textual)
Total consideration	$ 30,206			$ 30,206
Net of underwriting discounts, commissions and other offering expenses	$ 2,194
Revenue percentage		83.00%